Common Stock - Additional Information (Details)								12 Months Ended
	Aug. 23, 2023 $ / shares shares	Aug. 09, 2023 USD ($) $ / shares shares	Jul. 19, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Feb. 13, 2023 USD ($) $ / shares shares	Apr. 01, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 $ / shares	Feb. 08, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Nov. 30, 2021 $ / shares
Class of Stock [Line Items]
Common stock, shares issued								1,466,092			96,778
Common stock, shares outstanding								1,466,092			96,778
Number of shares of unvested restricted common stock repurchased							938
Gross proceeds | $								$ 8,507,000
Sale of common stock					200,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001
Reverse stock split, description	1-for-100
Reverse stock split, conversion ratio	0.01
Number of shares included in conversion of securities	100
Number of shares issued post reverse stock split	1
Issuance of fractional shares	0
Dividends on common stock declared | $								$ 0
Designees of Think Equity
Class of Stock [Line Items]
Payments for the purchase of warrants issued | $										$ 100
Exercise Price | $ / shares									$ 31.25			$ 625
Underwritten Public Offering
Class of Stock [Line Items]
Number of shares issued during the period						200,000
Public offering price | $ / shares						$ 25
Gross proceeds | $								$ 5,000,000
Net proceeds after deducting underwriting discounts and commissions and other offering expenses | $						$ 3,600,000
Number of days granted underwriters option to purchase additional common share						45 days
Granted underwriters option to purchase additional number of common share						30,000
Underwritten Public Offering | Designees of Think Equity
Class of Stock [Line Items]
Warrant Issued						10,000
Payments for the purchase of warrants issued | $						$ 100
Exercise Price | $ / shares						$ 31.25
Term of warrants						4 years
Warrant exercisable commencing period						6 months
Registered Public Offering | Underwriting Agreement
Class of Stock [Line Items]
Gross proceeds | $		$ 1,400,000	$ 2,100,000	$ 1,800,000
Sale of stock, transaction date		Aug. 09, 2023	Jul. 19, 2023	Jul. 11, 2023
Sale of common stock		331,730	512,500	325,000
Common stock, public offering price per share | $ / shares		$ 4.1	$ 4	$ 5.5
Net proceeds from sale of stock | $		$ 1,100,000	$ 1,700,000	$ 1,500,000
Registered Public Offering | Underwriting Agreement | Placement Agent
Class of Stock [Line Items]
Payment of cash fee percentage on gross proceeds of offering		8.00%	8.00%	8.00%
Payment of cash fee on gross proceeds of offering | $		$ 109,000	$ 164,000	$ 143,000
Reimbursement of certain expenses | $		$ 60,000	$ 60,000	$ 90,000
Unregistered Warrants | Underwriting Agreement | Placement Agent
Class of Stock [Line Items]
Warrant Issued		13,270	20,500	13,000
Sale of stock, percentage		4.00%	4.00%	4.00%
Exercise Price | $ / shares		$ 4.92	$ 4.8	$ 6.6
Percentage of Initial warrant exercise price with compare offering price		120.00%	120.00%	120.00%
Term of warrants		5 years	5 years	5 years
Warrant exercisable commencing period		6 months	6 months	6 months